Assets Held for Sale - Schedule of Assets Held for Sale (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Assets Held for Sale [Line Items]
Assets held for sale	$ 5,923	$ 1,388
Miners [Member]
Schedule of Movement of Assets Held for Sale [Line Items]
Assets held for sale	4,806	521
Mining electrical components [Member]
Schedule of Movement of Assets Held for Sale [Line Items]
Assets held for sale	$ 1,117	$ 867